Offerings - Offering: 1	Jun. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 500,000.00
Amount of Registration Fee	$ 69.05
Offering Note	The maximum aggregate amount of the securities to which the prospectus relates is $500,000.00. The prospectus is a final prospectus for the related offering. The fee of $69.0500 was previously paid - Accession No. 0001104659-26-074018